Common Stock - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended	3 Months Ended		12 Months Ended
	May. 31, 2014	May. 07, 2014	Jan. 31, 2014	Dec. 11, 2013	May. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	May. 02, 2014	Dec. 31, 2012	Dec. 31, 2011
Schedule of Capitalization, Equity [Line Items]
Common stock, par value						$ 0.001		$ 0.001	$ 0.001
Common stock, shares authorized						125,000,000		125,000,000	70,000,000
Common stock, shares issued						8,527,210		8,512,103	334,068
Common stock, shares outstanding						8,527,210		8,512,103	334,068		335,782
Number of warrants issued to purchase common stock						14,033		14,033	13,879
Exercise price of warrants	$ 0.20				$ 0.20
Exercise of common stock warrants	275,687	275,687			275,687			275,687
Fair value of common stock warrant derivative liabilities							$ 9,998	$ 0	$ 12,237	$ 2,701
Adjustment to fair value							(3,145)	(10,442)	7,886
Excess of fair value of warrants over proceeds							362	362	(1,714)
Change in fair value of derivative liability						$ 0	2,783	$ 10,080	(7,886)
Series D-2 Purchase Agreement [Member]
Schedule of Capitalization, Equity [Line Items]
Number of warrants issued to purchase common stock				87,532
Exercise price of warrants				$ 0.20
Warrants exercisable date				Dec. 11, 2018
Increase in the shares of common stock underlying the warrants issued				54,120
Revised number of common shares underlying the warrants issued				80,120
Series D-2 Convertible Preferred Stock [Member]
Schedule of Capitalization, Equity [Line Items]
Number of warrants issued to purchase common stock			19,048	87,532				19,048
Exercise price of warrants			$ 0.20	$ 0.20
Excess of fair value of warrants over proceeds			$ 362	$ 1,714
Common Stock Warrant [Member]
Schedule of Capitalization, Equity [Line Items]
Adjustment to fair value						$ 0	$ 3,108	$ (10,442)	$ 8,007
2011-2012 Notes [Member]
Schedule of Capitalization, Equity [Line Items]
Number of warrants issued to purchase common stock												26,000
Exercise price of warrants												$ 0.20
June 2013 Note and Warrant Agreement [Member]
Schedule of Capitalization, Equity [Line Items]
Number of warrants issued to purchase common stock				88,987
Exercise price of warrants				$ 0.20
Warrants exercisable date				Jun. 28, 2018
Two Thousand Eleven Twelve Notes [Member]
Schedule of Capitalization, Equity [Line Items]
Number of warrants issued to purchase common stock											26,000
Exercise price of warrants											$ 0.20